Current Assets - Cash and Cash Equivalents - Additional Information (Details) - Deposit	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current Assets Cash And Cash Equivalents [Line Items]
Number of Australian banks containing short term deposit	2
Average interest rate of short term deposits	0.22%	0.36%
Bottom of Range
Current Assets Cash And Cash Equivalents [Line Items]
Short term deposit period	30 days
Top of Range
Current Assets Cash And Cash Equivalents [Line Items]
Short term deposit period	90 days